Share Capital and Reserves	12 Months Ended
Dec. 31, 2025
Share Capital and Reserves [abstract]
SHARE CAPITAL AND RESERVES
18.	SHARE CAPITAL AND RESERVES

a)	Authorized capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value. At December 31, 2025, the Company had 91,616,438 (December 31, 2024 - 90,911,066) common shares issued and outstanding. No dividends were declared during the year ended December 31, 2025 (year ended December 31, 2024 - nil).

On November 3, 2025, the Company completed a share consolidation on the basis of one post-consolidation common share for every one and a half pre-consolidation common shares outstanding. All previously reported common share, stock option, warrants and earnings per share amounts have been retrospectively restated in these condensed financial statements to reflect the 1.5:1 share consolidation, unless otherwise noted

During the year ended December 31, 2025 the Company issued 705,372 (December 31, 2024 nil) shares as result of 958,887 options that were exercised for gross proceeds of $252.

b)	Derivative financial instrument - special warrants

On December 16, 2025, the Company completed a private placement for 6,666,666 Special Warrants at a subscription price of $2.25 per Special Warrant for gross proceeds of $15,000. The Special Warrants were issued on December 18, 2026. Each Special Warrant is automatically exercisable in accordance with certain terms for one Unit in the capital of the Company, each Unit consisting of:

●	one common share in the capital of the Company;

●	one half of one transferable common share purchase warrant (each full warrant a “Class A Warrant”), with each Class A Warrant having an exercise price of $3.04 per common share with a term of 36 months from the date of issuance; and

●	one half of one transferable common share purchase warrant (each full warrant a “Class B Warrant”), with each Class B Warrant having an exercise price of $3.71 per common share with a term of 36 months from the date of issuance.

Each Special Warrant is automatically exercised on the earlier of the date which is four months and a day following December 18, 2025 and the Qualification Date. The Qualification Date is within one business day following filing of a Prospectus Supplement with the applicable securities commissions.

The classification of the Special Warrants is affected by the delivery of the Class A & B Warrants, which themselves are liability classified. These are liability classified as the functional currency of the Company is Canadian dollars. Further, if the holder of the transferable Class A & B Warrants is a U.S. subscriber and there is no effective registration statement or current prospectus available for the issuance or resale of the warrant shares by the Holder, the Holder may exercise the Class A & B Warrants by means of a cashless exercise. For these reasons the Special Warrants were liability classified as current derivative financial instruments and measured at fair value through profit or loss

The Company has an Acceleration Right for the Class A & B Warrants, where if the closing price of the Company’s common shares on the New York Stock Exchange is greater than $4.56 (Class A Warrants) / $5.57 (Class B Warrants) per common share for fifteen trading days within thirty calendar days, it shall be entitled to accelerate the termination date to thirty days following the date of such acceleration.

The Special Warrants were initially valued at $20,820, with the day one loss of $5,819 being deferred and recognized over the Special Warrant term. During the year ended December 31, 2025, an increase in the fair value of the Special Warrants of $5,717 was recognized, with a fair value loss of $5,199 being unrecognized at December 31, 2025. The Special Warrants were valued using a Monte Carlo valuation approach, as follows:

●	Common Shares were valued at market; and

●	The Class A & B Warrants were valued using a Monte Carlo simulation.

The fair value of the Class A & B Warrants were estimated using the following assumptions:

	December 18, 2025		December 31, 2025
	Class A	Class B	Class A	Class B
Exercise price	3.04	3.71	3.04	3.71
Share price	2.44	2.44	2.96	2.96
Acceleration right	33.54%	23.39%	45.3%	32.03%
Volatility	60%
Term (years)	3 years		2.96 years
Risk-free rate	3.50%		3.55%

In connection with the offering, the Company incurred transaction costs of $965, these being recognized in the Consolidated Statements of Income (Loss) and Other Comprehensive Income (Loss) in the year ended December 31, 2025.

The Prospectus Supplement was filed on January 28, 2026 and on February 4, 2026 the Special Warrants were converted into 6,666,666 common shares of the Company and 3,333,333 Class A & B Warrants. Upon conversion of the Special Warrants to common shares and Class A & B warrants, the Special Warrants liability was settled.

c)	Stock options

The Company’s Stock Option Plan provides for the issuance of options that shall not at any time exceed 10% of the total number of issued and outstanding common shares of the Company as at the date of grant of the options. The Company may grant options to directors, officers, employees, consultants and other personnel of the Company. The exercise price of each option is determined by the Board of Directors but cannot be lower than the previous day’s closing market price of the Company’s shares on the date of grant. The options vest and become exercisable as determined by the Board of Directors at the time of the grant. Unless determined otherwise by the Board of Directors, the options expire within five years from the date of grant.

The following table shows the change in the Company’s stock options during the years ended December 31, 2025 and 2024:

	Year ended December 31, 2025		Year ended December 31, 2024
	Number of options (1) (’000s)	Weighted-average exercise price (1) (in C$)	Number of options (1) (’000s)	Weighted-average exercise price (1) (in C$)
Outstanding, start of the year	6,830	0.71	4,220	1.68
Granted	2,113	1.60	3,300	0.53
Exercised	(959)	1.00	-	-
Forfeited	-	-	(690)	0.75
Expired	-	-	-	-
Outstanding, end of the year	7,984	0.89	6,830	0.71
Exercisable, end of the year	4,427	0.72	2,595	0.81

(1)	Option amounts and exercise prices have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted

During the year ended December 31, 2025, a total of 958,889 stock options were exercised. Of these, 375,555 options were exercised for gross proceeds of $252, resulting in the issuance of 375,555 common shares. In addition, 583,334 options were exercised on a cashless basis, resulting in the issuance of 329,817 common shares with no cash proceeds received. Upon exercise, the related amounts previously recognized in contributed surplus were reclassified to share capital.

During the years ended December 31, 2025 and 2024 the Company recognized share-based compensation expense as follows:

	Year ended December 31,
	2025	2024
Share based compensation	$693	$459
Recognized in:
Operating expenses	92	36
General and administrative expenses	601	423
	$693	$459

The fair value and assumptions for the options granted during the years ended December 31, 2025 and 2024 were as follows:

Grant Date	Expected Life of Options	Share Price at Grant Date (in C$)	Exercise Price (1) (in C$)	Risk-free Interest Rate	Volatility	Black-Scholes Fair Value (1)
April 16, 2024	5 years	$0.54	$0.54	3.76%	0.76	$0.26
August 15, 2024	5 years	$0.33	$0.54	2.98%	0.74	$0.12
October 17, 2024	5 years	$0.42	$0.45	2.93%	0.75	$0.18
December 13, 2024	5 years	$0.42	$0.45	2.97%	0.75	$0.18
April 1, 2025	5 years	$0.62	$0.62	2.57%	0.76	$0.27
September 4, 2025	5 years	$1.80	$1.83	2.90%	0.72	$0.80

(1)	Exercise price and Black-Scholes fair value have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted

The fair value of stock options was estimated using the Black-Scholes option pricing model. The expected volatility was based on the historical volatility of the Company’s share price. The risk-free interest rate was based on the yield of Canadian government bonds with a term consistent with the expected life of the options. The expected dividend yield was assumed to be 0%, as the Company has not historically paid dividends and does not expect to pay dividends in the foreseeable future. The Company assumed a 0% forfeiture rate due to limited historical forfeiture experience.

The following table provides information on outstanding and exercisable stock options at December 31, 2025:

Grant Date	Exercise price (1) (in C$)	Number of Options outstanding (1) (’000s)	Weighted-average remaining contractual life (years)	Number of Options exercisable (1),(2) (’000s)
November 10, 2022	0.77	2,627	1.9	2,626
April 16, 2024	0.54	2,578	3.3	1,389
August 15, 2024	0.54	133	3.6	45
October 17, 2024	0.45	533	3.8	133
December 13, 2024	0.45	267	4.0	67
April 1, 2025	0.62	100	4.3	-
September 4, 2025	1.83	1,746	4.8	167
	0.89	7,984	3.2	4,427

(1)	Exercise price, number of options and Black-Scholes fair value have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted

(2)	Vesting terms range between 1 to 4 years

d)	Share purchase warrants

The following table shows the change in the Company’s share purchase warrants during the years ended December 31, 2025 and 2024.

	Number of share purchase warrants (1) (’000s)	Weighted-average exercise price (1) (in C$)	Weighted-average life remaining (years)
Outstanding, December 31, 2023	13,429	0.77	1.66
Expired	(9,429)	0.81	-
Outstanding, December 31, 2024	4,000	0.63	3.84
Outstanding, December 31, 2025	4,000	0.63	3.09

(1)	Number of warrants and weighted-average exercise price have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted

The following table provides information on outstanding and exercisable share purchase warrants at December 31, 2025.

Expiry Date	Exercise price (in C$)	Number of warrants outstanding (’000s)	Weighted-average remaining contractual life (years)	Weighted-average fair value per warrants (in C$)
November 1, 2028	0.63	4,000	3.09	0.39

(1)	Exercise price, number of warrants and weighted-average fair value per warrant have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted